Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Investments Accounted for Using the Equity Method
The amounts recognized in the consolidated balance sheets are as follows:

	As of December 31, 2019 Million	As of January 1, 2019 (As restated) (Note 3) Million	As of December 31, 2018 (As previously reported) Million
Associates	154,004	142,843	144,059
Joint ventures	1,224	1,266	1,266

	155,228	144,109	145,325

Details of Principal Associates
Details of principal associates, all of which are listed on exchanges, are as follows:

Name of associate	Place of incorporation/ establishment and operation	Proportion of ownership interest held by the Company or its subsidiary	Principal activity
SPD Bank	PRC	18%	Provision of banking services
China Tower Corporation Limited (“China Tower”)	PRC	28%	Construction, maintenance and operation of telecommunications towers
IFLYTEK Co., Ltd. (“IFLYTEK”)	PRC	13%	Provision of intelligent voice and artificial intelligence products and services
True Corporation Public Company Limited (“True Corporation”)	Thailand	18%	Provision of telecommunications services

Summary Financial Information on Principal Associates

	SPD Bank
	As of December 31
	2019 Million	2018 Million
Total assets	7,005,929	6,289,606
Total liabilities	6,444,878	5,811,226
Total equity	561,051	478,380

Total equity attributable to ordinary equity shareholders	493,945	441,642
Percentage of ownership of the Group	18%	18%

Total equity attributable to the Group	89,774	80,291
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,660

Interest in associates	95,858	86,951

	China Tower		IFLYTEK		True Corporation
	As of December 31		As of December 31		As of December 31
	2019 Million	2018 Million	2019 Million	2018 Million	2019 Million	2018 Million
Total current assets	40,995	31,799	11,430	7,762	31,298	26,309
Total non-current assets	297,072	283,565	8,671	7,540	90,680	78,251
Total current liabilities	128,364	114,759	6,866	5,813	35,186	43,097
Total non-current liabilities	27,142	20,103	1,500	1,278	57,457	33,215
Total equity	182,561	180,502	11,735	8,211	29,335	28,248

Total equity attributable to equity shareholders	182,559	180,502	11,418	7,971	29,184	28,123
Percentage of ownership of the Group	28%	28%	13%	13%	18%	18%

Total equity attributable to the Group	51,281	50,414	1,465	1,075	5,253	5,062
The impact of fair value adjustments at the time of acquisition, goodwill and others	—	—	810	812	1,834	2,851
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	(2,543)	(3,115)	—	—	—	—

Interest in associates	48,738	47,299	2,275	1,887	7,087	7,913

Note:
The Group has recognized its share of SPD Bank’s and IFLYTEK’s comprehensive income for the year 2019 based on the financial information released and publicly disclosed by SPD Bank and IFLYTEK.
On August 8, 2018, China Tower successfully listed on the Main Board of The Stock Exchange of Hong Kong Limited and made an offering of 46,663,856,000 new ordinary shares (including both Hong Kong and International offerings with over-allotment option exercised) at a price of HK$1.26 per share. The Group’s shareholding in China Tower has been diluted from 38% to 28% and the gain as a result of equity interest dilution following the initial public offering of China Tower amounted to approximately RMB2,271 million was recorded in income from investments accounted for using the equity method.

	SPD Bank			China Tower
	2019 Million	2018 Million	2017 Million	2019 Million	2018 Million	2017 Million
Revenue	190,688	170,865	168,619	76,428	71,819	68,665
Profit before taxation	69,817	65,284	69,828	6,837	3,475	2,685
Profit attributable to ordinary equity shareholders	57,186	54,189	52,533	5,222	2,650	1,943
Other comprehensive income/(loss) attributable to ordinary equity shareholders	2,608	6,979	(5,568)	—	—	—
Total comprehensive income attributable to ordinary equity shareholders	59,794	61,168	46,965	5,222	2,650	1,943
Dividends received from associates	1,867	533	821	111	—	—

	IFLYTEK			True Corporation
	2019 Million	2018 Million	2017 Million	2019 Million	2018 Million	2017 Million
Revenue	10,079	7,917	5,458	31,423	33,214	28,262
Profit before taxation	99 5	659	584	1,727	2,662	726
Profit attributable to ordinary equity shareholders	8 19	542	428	1,256	1,444	465
Other comprehensive income/(loss) attributable to ordinary equity shareholders	—	1	—	(186)	(46)	32
Total comprehensive income attributable to ordinary equity shareholders	8 19	543	428	1,070	1,398	497
Dividends received from associates	27	18	18	117	39	—

Fair Value of Interests in Listed Associates

	As of December 31, 2019		As of December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
	Million	Million	Million	Million
SPD Bank	95,858	65,993	86,951	52,282
China Tower	48,738	75,729	47,299	63,738
IFLYTEK	2,275	9,268	1,887	6,623
True Corporation	7,087	6,432	7,913	6,589